Variable Interest Entities (Consolidated Variable Interest Entity Asset and Liability Information) (Details) - Total Return Swap [Member] $ in Millions	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item
Disclosure Of Variable Interest Entities Assets And Liabilities [Line Items]
Number of Instruments | item	1	1
Notional Amounts | $	$ 568	$ 594